ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of VIE's Consolidated Statement of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Net revenues	$ 272,266	$ 286,742	$ 270,624
Net income (loss)	(11,520)	(32,241)	(12,680)
Net cash (used in) provided by operating activities	537	20,230	17,932
Net cash used in investing activities	(70,466)	(57,006)	(5,192)
Net cash provided by financing activities	54,311	(3,260)	(10,919)
Percentage of VIE's net revenue as of consolidated net revenues	99.70%	100.00%	99.40%
Percentage of VIE's total assets as of consolidated total assets	78.70%	66.50%	68.60%
Percentage of VIE's total liabilities as of consolidated total liabilities	91.00%	95.10%	95.60%
AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Net revenues	271,536	286,641	268,866
Net income (loss)	(13,552)	(31,771)	(2,543)
Net cash (used in) provided by operating activities	8,132	(8,587)	5,251
Net cash used in investing activities	(70,653)	(7,700)	(538)
Net cash provided by financing activities	58,763
Non VIE [Member]
Variable Interest Entity [Line Items]
Net revenues	730	101	1,758
Net income (loss)	2,032	(470)	(10,137)
Net cash (used in) provided by operating activities	(15,877)	28,817	12,681
Net cash used in investing activities	6,842	(49,306)	(4,654)
Net cash provided by financing activities	$ (2,825)	$ (3,260)	$ (10,919)